Subsequent Event (Details) - Subsequent Event [Member] - USD ($)	Aug. 14, 2025	Apr. 25, 2025	Apr. 23, 2025
Subsequent Event [Line Items]
Gross proceeds from private placement (in Dollars)	$ 7,500,000
Series C Ordinary Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued (in Shares)			24,456,522
Shares issued price per share			$ 0.23
Series D Ordinary Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued (in Shares)			24,456,522
Shares issued price per share			$ 0.23
Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 0.265
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of shares issued (in Shares)			32,608,696
Shares issued price per share		$ 0.000625	$ 0.000625
Class A Ordinary Shares [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued for consideration of services (in Shares)		10,000,000